Submission	May 11, 2026
Submission [Line Items]
Central Index Key	0000752642
Registrant Name	UMH Properties, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A